Joint Ventures - Narrative (Details) - USD ($)			3 Months Ended			12 Months Ended
	Feb. 09, 2021	Jan. 17, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017
Statement [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities						$ 0	$ 0	$ 16,949,000
Gain loss on disposal of investments in joint ventures				$ 643,000
Soquimich European Holding B.V.
Statement [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities					$ 1,276,000
Arpa Speciali SRL
Statement [Line Items]
Disposal of interests in joint ventures consideration receivable					56,000
Gain loss on disposal of investments in joint ventures					125,000
Proceeds from disposal of interests in joint ventures					17,000
Arpa Speciali SRL | Other accounts receivable
Statement [Line Items]
Disposal of interest in joint ventures balance consideration receivable current					$ 20,000
Coromandel SQM India
Statement [Line Items]
Proceeds from disposal of interests in joint ventures				$ 1,604,000
SQM Qinqdao Star Corp Nutrition Co. Ltd.
Statement [Line Items]
Gain loss on disposal of investments in joint ventures			$ 62,000
Proceeds from disposal of interests in joint ventures			1,303,000
Sichuan SQM Migao Chemical Fertilizers Co Ltd.
Statement [Line Items]
Reversal of impairment losses on investment in associates			$ 7,036,000
Sales contracts and interest in the joint venture	$ 11,500,000
Mt Holland
Statement [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 700,000,000
Ownership Interest									50.00%
Number of Metric tons capacity						50,000
Contribution towards projects in joint operations						$ 475,000,000
Pending contribution towards investment						$ 450,000,000